Share Capital (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Jan. 26, 2026	Jun. 30, 2026	Jun. 30, 2025
Share Capital [Line Items]
Net of issuance costs		$ 17,081	$ 30,758
Common Stock [Member]
Share Capital [Line Items]
Ordinary shares	13,225,000
Purchase price	$ 1.4
Net of issuance costs	$ 17,081
IPO [Member]
Share Capital [Line Items]
Gross proceeds	$ 18,500